Morgan, Lewis & Brockius LLP

One Federal Street

Boston, Massachusetts 02110

December 3, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Short Duration High Income Fund, Western Asset Municipal High Income Fund and Western Asset Global Strategic Income Fund (the “Funds”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to
Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on November 19, 2014 and became effective on November 28, 2014.

Please call the undersigned at (617) 951-8267 or Mana Behbin at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz